Condensed Financial Information of the Company - Condensed Statements of Cash Flows (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of cash flow statement [Line Items]
Net cash used from operating activities	¥ 314,764	¥ 307,761	¥ 247,591
Net cash generated from investing activities	(238,296)	(188,106)	(64,206)
Net cash generated/(used) in financing activities	(45,201)	(82,252)	(64,901)
Net increase in cash and cash equivalents	31,267	37,403	118,484
Cash and cash equivalents at beginning of year	212,729	175,933	57,302
Effect of changes in foreign exchange rate	(53)	(607)	147
Cash and cash equivalents at end of year	243,943	212,729	175,933
Parent [member]
Disclosure of cash flow statement [Line Items]
Net cash used from operating activities	(98)	(96)	(156)
Net cash generated from investing activities	15,669	16,414	14,778
Net cash generated/(used) in financing activities	32,985	(16,288)	(14,532)
Net increase in cash and cash equivalents	48,556	30	90
Cash and cash equivalents at beginning of year	294	310	245
Effect of changes in foreign exchange rate	(55)	(46)	(25)
Cash and cash equivalents at end of year	¥ 48,795	¥ 294	¥ 310